Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2024
Allowance for Credit Losses [Abstract]
Development of allowance for credit losses for financial assets at amortized cost [text block table]	Development of allowance for credit losses for financial assets at amortized cost Dec 31, 2024 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 447 680 3,960 198 5,285 Movements in financial assets including new business and credit extensions (150) 194 1,814 3 1,861 Transfers due to changes in creditworthiness 128 (128) 0 N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (2) (7) 0 0 (9) Financial assets that have been derecognized during the period³ 0 0 (1,229) 0 (1,229) Recovery of written off amounts 0 0 157 0 157 Foreign exchange and other changes 15 (3) (290) 11 (267) Balance, end of reporting period 438 736 4,412 213 5,799 Provision for Credit Losses excluding country risk¹ (24) 59 1,814 3 1,852 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2024 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2024 and € 0 million in 2023 Dec 31, 2023 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 533 626 3,656 180 4,995 Movements in financial assets including new business and credit extensions (195) 294 1,647 32 1,778 Transfers due to changes in creditworthiness 170 (150) (20) N/M 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models (57)- (53) 0 0 (110) Financial assets that have been derecognized during the period³ 0 0 (1,145) (52) (1,197) Recovery of written off amounts 0 0 93 0 93 Foreign exchange and other changes (3) (38) (271) 38 (273) Balance, end of reporting period 447 680 3,960 198 5,285 Provision for Credit Losses excluding country risk¹ (83) 92 1,627 32 1,668 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2023 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 0 million in 2023 and € 46 million in 2022 Dec 31, 2022 Allowance for Credit Losses² in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI⁴ Total Balance, beginning of year 440 532 3,740 182 4,895 Movements in financial assets including new business and credit extensions (32) 204 887 22 1,081 Transfers due to changes in creditworthiness 122 (121) (0) 0 Changes due to modifications that did not result inderecognition N/M N/M N/M N/M N/M Changes in models 0 0 0 0 0 Financial assets that have been derecognized during the period³ 0 0 (1,014) (28) (1,043) Recovery of written off amounts 0 0 68 3 71 Foreign exchange and other changes 2 12 (25) 1 (10) Balance, end of reporting period 533 626 3,656 180 4,995 Provision for Credit Losses excluding country risk¹ 90 82 886 22 1,081 1 Movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models add up to Provision for Credit Losses excluding country risk 2 Allowance for credit losses does not include allowance for country risk amounting to € 14 million as of December 31, 2022 3 This position includes charge offs of allowance for credit losses 4 The total amount of undiscounted expected credit losses at initial recognition on financial assets that are purchased or originated credit-impaired initially recognized during the reporting period was € 46 million in 2022 and € 0 million in 2021
Allowance for credit losses for financial assets at fair value through OCI [text block table]	Allowance for credit losses for financial assets at fair value through OCI1 Dec 31, 2024 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 12 16 10 0 38 1 Allowance for credit losses against financial assets at fair value through OCI remained at very low levels ( € 48 million at December 31, 2023 and € 38 million as of December 31, 2024 ). Due to immateriality, we do not provide any details on the year-over-year development. Dec 31, 2023 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 13 13 22 0 48 1 Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels ( € 69 million at December 31, 2022 and € 48 million as of December 31, 2023 ). Due to immateriality, we do not provide any details on the year-over-year development. Dec 31, 2022 Allowance for Credit Losses in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Fair Value through OCI 14 12 43 0 69 1 Allowance for credit losses against financial assets at fair value through OCI were almost unchanged at very low levels ( € 41 million at December, 31, 2021 and € 69 million as of December 31, 2022, respectively). Due to immateriality, we do not provide any details on the year-over-year development.
Development of allowance for credit losses for Off-balance sheet positions [text block table]	Development of allowance for credit losses for off-balance sheet positions Dec 31, 2024 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 117 88 187 0 393 Movements including new business (22) 3 (19) 0 (38) Transfers due to changes in creditworthiness 10 (9) (0) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 1 (1) 5 0 6 Balance, end of reporting period 106 82 173 0 361 of which: Financial guarantees 67 49 99 0 214 Provision for Credit Losses excluding country risk1 (13) (6) (20) 0 (38) 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 2 million as of December 31, 2024 Dec 31, 2023 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 144 97 310 0 551 Movements including new business (39) (3) (118) 0 (160) Transfers due to changes in creditworthiness 11 (4) (7) 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 1 (2) 3 0 2 Balance, end of reporting period 117 88 187 0 393 of which: Financial guarantees 84 37 113 0 233 Provision for Credit Losses excluding country risk1 (28) (7) (125) 0 (160) 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2023 Dec 31, 2022 Allowance for Credit Losses2 in € m. Stage 1 Stage 2 Stage 3 Stage 3 POCI Total Balance, beginning of year 108 111 225 0 443 Movements including new business 21 (1) 78 0 99 Transfers due to changes in creditworthiness 12 (15) 3 0 0 Changes in models 0 0 0 0 0 Foreign exchange and other changes 4 3 3 0 9 Balance, end of reporting period 144 97 310 0 551 of which: Financial guarantees 95 56 226 0 378 Provision for Credit Losses excluding country risk1 33 (16) 82 0 99 1 The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models 2 Allowance for credit losses does not include allowance for country risk amounting to € 9 million as of December 31, 2022